Summary of Variable Annuity Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guaranteed accumulation benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 91.6	$ 118.4
Net amount at risk	$ 7.4	$ 6.2
Weighted average waiting period until guarantee date	5 years	6 years
Guaranteed withdrawal benefits | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 12.8	$ 16.6
Net amount at risk	0.1	0.1
GMIB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	127.4	151.9
Net amount at risk	$ 16.9	$ 15.2
Weighted average waiting period until guarantee date	0 years	0 years
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 608.8	$ 742.7
Net amount at risk	$ 66.3	$ 57.2
Average attained age of contractholders	61 years	60 years
GMDB | Variable Life, Variable Universal Life and Universal Life Contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value	$ 307.3	$ 325.1
General account value	3,639.6	3,518.3
Net amount at risk	$ 84,370.9	$ 89,942.8
Average attained age of contractholders	48 years	51 years